BORROWINGS - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
BORROWINGS
Interest expense debt	¥ 8.3	¥ 8.3	¥ 5.7